Common Shares	12 Months Ended
Jun. 30, 2016
Common Shares

10. Common Shares

The authorized share capital of the Company consists of an unlimited number of no par value common and preferred shares. At June 30, 2016 there are no preferred shares issued and outstanding.

Pursuant to its Dividend Reinvestment Plan (the “Plan”), the Company issued 1,028,064 and 1,485,040 common shares during the fiscal years ended June 30, 2016 and 2015, respectively. The shares issued pursuant to the plan represent non-cash dividends with values of $4.2 million and $8.5 million, for the fiscal years ended June 30, 2016 and 2015, respectively, which have been recorded as a non-cash financing activity in each year. The Plan was established to enable eligible shareholders of the Company to reinvest dividends paid on their common shares to acquire additional common shares of the Company. The common shares issued under the Plan are issued at a price based on the volume weighted average of the closing price of the common shares for the five trading days immediately preceding the relevant dividend date, less a 3% discount.

The Company renewed its normal course issuer bid (“NCIB”) on October 21, 2015. Pursuant to the notice, the Company is permitted to acquire up to a maximum amount of Common Shares equal to 8,403,185 Common Shares in the twelve month period commencing October 26, 2015 and ending on October 26, 2016, subject to the Company’s senior debt agreement requirements. During the 2016 and 2015 fiscal years, the Company purchased and cancelled 575,226 and 161,415 common shares, respectively, having a value of $2.3 million and $0.8 million, respectively, pursuant to the NCIB that was in effect at the time.

On April 11, 2016, pursuant to a block trade, the Company acquired and cancelled the remaining 5.0 million shares held by SNCF-Participations (“SNCF-P”), formerly the Company’s largest shareholder, for approximately $23.5 million. SNCF-P had originally invested in the Company in 2008, and had sold four million shares in August 2015. In April 2016, SNCF-P sold an additional 6.4 million shares through a combination of a private transaction and a separate sale to a bank syndicate. The disposal of shares by SNCF-P was part of their previously announced strategy to divest a group of transportation and logistics companies considered as “non-core assets” in their investment portfolio.

During the 2016 fiscal year, the Company issued a total of 309,161 shares having an approximate value of $1.0 million in connection with the acquisition of the two transportation consulting and management services firms, which were recorded as a non-cash investing activity (see Note 3).

During the 2015 fiscal year, the Company issued 18,342 common shares, having an approximate value of $0.1 million in connection with the conversion of the Company’s Cdn$ 6.75% Convertible Debentures, which were recorded as a non-cash financing activity (see Note 8).

On March 6, 2015, the Company issued 11,983,000 common shares for total gross cash proceeds of $69.1 million (Cdn $86.3 million) pursuant to the 2015 Bought Deal. The net proceeds of $65.7 million (Cdn $83.2 million) after commission and fees, were used to redeem the remaining $40.1 million in principal amount of Cdn$ 6.75% Convertible Debentures, with the balance used to pay down debt on the Company’s senior credit facility.

On May 8, 2015, the Board of Directors of the Company approved a change in the currency of the monthly dividend to U.S dollars, effective July 1, 2015, with the first U.S. dollar dividend payable August 17, 2015 to shareholders of record on July 31, 2015.

Common shares issued and outstanding are 91,903,515 and 96,141,516 million at June 30, 2016 and 2015, respectively.

The changes in accumulated other comprehensive income for foreign currency translation is as follows:

	2016	2015
Balance at June 30,	$(2,120)	$(7,122)
Foreign currency translation	2,133	5,002

Current period comprehensive income	2,133	5,002

Balance at June 30,	$13	$(2,120)

There were no reclassifications out of accumulated other comprehensive loss.